Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrants Liabilities [Abstract]
Schedule of Outstanding Warrants

The outstanding warrants as of December 31, 2024 are as follows:

	Public	Private placement	Representative	Service
Opening balance as of January 1, 2024	10,000,000	720,000	-	152,800
Movement during asset acquisition	-	13,426,246	-	-
Exercised during the year	-	-	-	-
Ending balance as of December 31, 2024	10,000,000	14,146,246	-	152,800

Schedule of Carrying Value of the Warrants

As at 31 December 2024, The carrying value of the warrants is as follows:

	2024	2023
	USD	USD
At January 1	1,137,946	562,722
Recognized pursuant to the asset acquisition transaction	1,025,749	-
Change in fair value during the year	(1,624,868)	575,224
At December 31	538,827	1,137,946

Schedule of Warrants are Fair Valued using Black-Scholes Model	The following assumptions are used in calculating the fair values of the warrants:
	2024	2023

Volatility	108%	130%
Risk-free rate	3.794%	3.794%